Average Annual Total Returns - Class A Class C Class R Class Y - Victory Floating Rate Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	S&P/LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P/LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P/LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	2.41%	5.59%	3.92%	0.13%	3.27%	1.81%	1.32%	3.24%	2.06%	2.97%	5.23%	3.35%	4.23%	5.47%	3.61%	4.92%	6.30%	4.38%	3.12%	5.24%	4.32%